Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The fair values of our derivative instruments in our consolidated balance sheets were as follows:

		December 31,
	Balance Sheet Classification	2018	2017
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other non-current assets	$16	$11
Forward contracts	Other current assets	1	—
Forward contracts	Accounts payable, accrued expenses and other	—	1

Non-designated Hedges:
Forward contracts	Other current assets	1	4
Forward contracts	Accounts payable, accrued expenses and other	2	1

Earnings Effect of Derivative Instruments
The gains and losses recognized in our consolidated statements of operations and consolidated statements of comprehensive income before any effect for income taxes were as follows:

		Year Ended December 31,
	Classification of Gain (Loss) Recognized	2018	2017	2016
		(in millions)
Cash Flow Hedges(1)(2):
Interest rate swaps	Other comprehensive income (loss)	$22	$(5)	$(15)
Interest rate swaps	Interest expense	(1)	(16)	(8)
Forward contracts	Other comprehensive income (loss)	2	(1)	N/A

Non-designated Hedges:
Interest rate swaps(3)	Other non-operating income, net	N/A	2	4
Interest rate swaps(3)	Interest expense	(5)	(10)	(4)
Forward contracts	Gain (loss) on foreign currency transactions	(9)	12	7

____________

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2018, 2017 and 2016.

(2)	The earnings effect of the Fee Forward Contracts on fee revenues for the years ended December 31, 2018 and 2017 was less than $1 million.

(3)
These amounts relate to the interest rate swaps that we have dedesignated and settled. The amounts recognized in interest expense were reclassified from accumulated other comprehensive loss as the underlying transactions occurred.